Share Based Compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares ¥ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares ¥ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares ¥ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate	87.00%	87.00%	87.00%	87.00%
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Expected retention rate	95.00%	95.00%	95.00%	95.00%
Restricted Share Units
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after.	one-fourth (1/4) of which shall vest eighteen months after grant date, and one-fourth (1/4) every year after.
Weighted average fair value at measurement date, share options granted	$ 2.15	$ 2.15	$ 5.82	$ 5.82	$ 6.68	$ 6.68	¥ 14.83	¥ 37.06	¥ 42.57
Restricted Share Units | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Number of options exercisable	0	0					0
Stock Option
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year	One-fourth (1/4) of which shall vest nine months or eighteen months after grant date, respectively, as provided in the grant agreement, and one-fourth (1/4) of which vest upon every year
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options exercisable	14,272,122	14,272,122	9,580,612	9,580,612	4,762,058	4,762,058	14,272,122	9,580,612	4,762,058
Weighted average price of the shares at the time of options exercised | (per share)	$ 3.13	$ 21.59	$ 9.52	$ 60.68	$ 7.66	$ 48.81
First Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.	one-fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and one-eighth (1/8) of which shall vest and become exercisable on each half of a year anniversary thereafter.
Second Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one-year period (which means that the whole vesting schedule shall be shortened from four years to three years).	one-fourth (1/4) of which shall vest upon the first anniversary of the grant date and one-sixteenth (1/16) of which shall vest on each three months thereafter. Under the second category vesting schedule, in the event of the Company’s completion of an IPO or termination of the option holder’s employment agreement by the Company without cause, the vesting schedule shall be accelerated by a one-year period (which means that the whole vesting schedule shall be shortened from four years to three years).
Third Category Vesting Schedule
Disclosure Of Share Based Compensation [Line Items]
Description of vesting conditions for share-based payments	options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.	options shall vest upon the first anniversary of the grant date, and in the event of the Company’s completion of an IPO.
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of common shares reserved for future issuance	96,704,847	96,704,847
Weighted average price of the shares at the time of options exercised | (per share)	$ 2.85	$ 19.63	$ 9.90	$ 63.07	$ 6.76	$ 43.08